Consolidated Statements of Changes in Stockholders' Equity (Deficiency) (Parentheticals)	12 Months Ended
	Dec. 31, 2013 Issuance of units	Dec. 31, 2013 Placement agent
Issuance of units/warrants at net of cash issue costs	0.80	0.80